UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05415

Morgan Stanley Global Infrastructure Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31, 2014

Date of reporting period: June 30, 2014

Item 1	Report to Shareholders

Trustees

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Officers

Michael E. Nugent

Chairperson of the Board

John H. Gernon

President and Principal Executive Officer

Stefanie V. Chang Yu

Chief Compliance Officer

Joseph C. Benedetti

Vice President

Francis J. Smith

Treasurer and Principal Financial Officer

Mary E. Mullin

Secretary

Transfer Agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Adviser

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited

25 Cabot Square, Canary Wharf

London, E14 4QA, England

Morgan Stanley Investment Management Company

23 Church Street

16-01 Capital Square, Singapore 049481

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2014 Morgan Stanley

UTLFSAN
980427 EXP 08.31.15

INVESTMENT MANAGEMENT

Morgan Stanley Global Infrastructure Fund

Semiannual Report

June 30, 2014

Morgan Stanley Global Infrastructure Fund

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	8
Expense Example	10
Investment Advisory Agreement Approval	12
Portfolio of Investments	15
Statement of Assets and Liabilities	18
Statement of Operations	20
Statements of Changes in Net Assets	21
Notes to Financial Statements	22
Financial Highlights	33
U.S. Privacy Policy	38

Welcome Shareholder,

We are pleased to provide this semiannual report, in which you will learn how your investment in Morgan Stanley Global Infrastructure Fund performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended June 30, 2014

Total Return for the 6 Months Ended June 30, 2014

Class A	Class B	Class L	Class I	Class Q	Dow Jones Brookfield Global Infrastructure Index[1]	S&P Global BMI Index[2]
15.02%	14.42%	14.71%	15.14%	15.12%	16.37%	6.64%

The performance of the Fund’s five share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Infrastructure securities appreciated 16.37 percent during the period, as measured by the Dow Jones Brookfield Global Infrastructure Index (the “Index”). Among the major infrastructure sectors, gas midstream, toll roads, and European regulated utilities outperformed the Index, while pipeline companies, communications, gas distribution utilities, and electricity transmission & distribution underperformed the Index. All Index sectors with more modest weightings also underperformed the Index during the first half of 2014.

The strong first half performance in infrastructure reflected a number of favorable developments, in particular, (1) lower interest rates globally, as sovereign rates almost universally declined across all geographies in the first half of 2014; (2) improved operating fundamentals within the transportation sector, which was most apparent during the second quarter and provided tangible evidence of an ongoing (and in some cases, accelerating) recovery in the global economy; and (3) resurgent merger and acquisition (M&A) and restructuring activity, most notably in utilities and energy infrastructure. Furthermore, a number of significant new capital project announcements in energy infrastructure provided justification for some of the strong outperformance in the gas midstream sector. In general, we view the improved operational trends in transportation and M&A/restructuring activities as favorable for infrastructure valuations, but we view perceived lower cost of capital through lower interest rates as a more near-term phenomenon and unlikely to persist over the medium to long term as economic growth continues to recover. At some point, the global experiment in extraordinary monetary policy accommodation must come to an end. While the timing of a rise in interest rates is uncertain, we continue to underwrite companies at a cost of capital above what current sovereign rate levels would imply today.

Performance Analysis

All share classes of Morgan Stanley Global Infrastructure Fund underperformed the Dow Jones Brookfield Global Infrastructure Index (the “Index”) and outperformed the S&P Global BMI Index for the six months ended June 30, 2014, assuming no deduction of applicable sales charges.

For the first half of 2014, the Fund realized outperformance from bottom-up stock selection, but this was more than offset by adverse top-down positioning. From a bottom-up perspective, stock selection was favorable in the pipeline companies, gas distribution utilities, diversified, electricity transmission & distribution, toll roads, and gas midstream sectors, and the positive impact was only partially offset by adverse selection in airports, communications, and European regulated utilities. From a top-down perspective, the Fund was predominantly negatively impacted by an underweight to gas midstream and an overweight to pipeline companies, only partially offset by an underweight to gas distribution utilities. Cash held in the portfolio was also a meaningful negative detractor, given the strong upward move in the Index during the first half.

Looking forward, from a thematic perspective, we are most constructive on out-of-favor names priced at attractive levels across a number of sectors. We do not currently see one sector within infrastructure as being broadly mispriced relative to others at the sector level. In many instances, our preferred names within the portfolio are companies with lower near-term growth opportunities but solid medium- to long-term fundamentals. In our opinion, the market has placed too much focus on the concept of “dividend yield plus growth” over the near term, with some investors capitalizing near-term growth rates into perpetuity. This has created implied internal rates of return/cost of capital for several names in the sector well below what a private-market, long-term investor would be willing to accept. Rather than buying growth at any price, we are more comfortable adding to positions in out-of-favor names or simply waiting until better opportunities present themselves.

Despite a more cautious view on valuation within the infrastructure universe following the strong year-to-date and multi-year run, we remain very positive on the operating fundamentals in several sectors, most notably energy infrastructure. We also are encouraged by ongoing improvements in transportation as the global economy gradually improves.

We remain committed to our core investment philosophy as an infrastructure value investor. As value-oriented, bottom-up driven investors, our investment perspective is that over the medium and long term, the key factor in determining the performance of infrastructure securities will be underlying infrastructure asset values. Given the large and growing private infrastructure market, we believe that there are limits as to the level of premium or discount at which the public sector should trade relative to its underlying private infrastructure value. These limits can be viewed as the point at which the arbitrage opportunity between owning infrastructure in the private versus public markets becomes compelling. In aiming to achieve core infrastructure exposure in a cost effective manner, we invest in equity securities of publicly listed infrastructure companies we believe offer the best value relative to their underlying infrastructure value and Net Asset Value growth prospects.

Our research currently leads us to an overweighting in the Fund (amongst the largest sectors) to a group of companies in the pipeline, communications, and toll road sectors, and an underweighting to companies in the gas distribution utilities, gas midstream, European regulated utilities, and electricity transmission & distribution sectors. Amongst the smaller sectors, we maintain overweights to water and airports. In addition, we currently have out-of-benchmark exposure to railroads.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 06/30/14
TransCanada Corp.	7.2%
Williams Cos., Inc. (The)	5.2
National Grid PLC	5.0
Enbridge, Inc.	4.9
American Tower Corp. REIT	4.6
Sempra Energy	4.3
ITC Holdings Corp.	4.0
Spectra Energy Corp.	3.6
Crown Castle International Corp.	3.3
Transurban Group	3.2

TOP FIVE COUNTRIES as of 06/30/14
United States	46.5%
Canada	12.0
United Kingdom	8.8
Australia	6.6
Italy	5.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company will be considered to be in the infrastructure business if it derives at least 50 percent of its revenues or earnings from, or devotes at least 50 percent of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Companies in the infrastructure business may be involved in a variety of areas, including, but not limited to, (i) the transmission, distribution, storage or transportation of electricity, oil and gas (and other bulk liquid products), water, and other natural resources used to produce energy, (ii) the construction and operation of renewable power facilities, (iii) the development, ownership, lease, concession, or management of highways, toll roads, tunnels, bridges, pipelines, airports, marine ports, refueling and related facilities, (iv) the provision of communications, including the development, lease, concession, or management of telephone, broadcast and mobile towers, fiber optic/copper cable, and satellite networks, (v) waste-water management and water purification/desalination and (vi) the construction or operation of essential public structures. The Fund’s equity investments may include convertible securities. The Fund’s investments may include securities of small and medium capitalization companies. The Fund may invest up to 100 percent of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund invests at least 40 percent of its assets in the securities of issuers located outside of the United States.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC’s web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns — Period Ended June 30, 2014

	Class A Shares* (since 07/28/97)		Class B Shares** (since 04/29/88)		Class L Shares† (since 07/28/97)		Class I Shares†† (since 07/28/97)		Class Q Shares††† (since 04/29/88)
Symbol	UTLAX		UTLBX		UTLCX		UTLDX		UTLQX
1 Year	28.78	%(3)	27.61	%(3)	28.01	%(3)	29.19	%(3)	28.97	%(3)
	22.09	(4)	22.61	(4)	—		—		23.97	(4)
5 Years	18.25	(3)	17.31	(3)	17.50	(3)	18.58	(3)	18.30	(3)
	16.99	(4)	17.10	(4)	—		—		18.09	(4)
10 Years	11.72	(3)	11.26	(3)	10.94	(3)	12.00	(3)	11.75	(3)
	11.12	(4)	11.26	(4)	—		—		11.75	(4)
Since Inception	8.47	(3)	9.04	(3)	7.69	(3)	8.73	(3)	9.04	(3)
	8.13	(4)	9.04	(4)	—		—		9.04	(4)
Gross Expense Ratio	1.13		1.94		1.68		0.87		1.11

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L, Class I and Class Q shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expenses are as of each Fund’s fiscal year end as outlined in the Fund’s current prospectus.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion beginning December 31, 2006. Prior to December 31, 2006, the conversion feature was suspended because the annual total operating expense ratio of Class B was lower than that of Class A.

†	Class L has no sales charge.

††	Class I has no sales charge.

†††	The maximum contingent deferred sales charge (CDSC) for Class Q is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class Q is currently lower than that of Class A. See “Conversion Feature” for Class Q shares in “Share Class Arrangements” of the Prospectus for more information. Class B commenced operations on April 29, 1988. On December 8, 2006, all then-existing Class B shares of the Fund (Pre-Conversion Class B) were converted into Class Q shares. Because the Pre-Conversion Class B shares were subject to the same level of fees and expenses applied to Class B shares, historical performance information prior to conversion date has been restated for Class Q shares to reflect this information. Performance information for Class B shares prior to December 8, 2006 reflects the performance of the Pre-Conversion Class B shares.

(1)

The Dow Jones Brookfield Global Infrastructure IndexSM is a float-adjusted market capitalization weighted index that measures the stock performance of companies that exhibit strong infrastructure characteristics. The index intends to measure all sectors of the infrastructure market. The Index was first published in July 2008, however, back-tested hypothetical performance information is available for this Index since December 31, 2002. Returns are calculated using the return data of the S&P Global BMI Index through

Performance Summary (unaudited)  continued

December 31, 2002 and the return data of the Dow Jones Brookfield Global Infrastructure IndexSM for periods thereafter. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Standard & Poor’s Global BMI Index (S&P Global BMI Index) is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. As of the date of this Report, there are approximately 11,000 index members representing 26 developed and 20 emerging market countries. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/14 – 06/30/14.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited)  continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/14	06/30/14	01/01/14 – 06/30/14
Class A
Actual (15.02% return)	$1,000.00	$1,150.20	$6.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.99	$5.86
Class B
Actual (14.42% return)	$1,000.00	$1,144.20	$12.02
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.59	$11.28
Class L
Actual (14.71% return)	$1,000.00	$1,147.10	$9.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.27	$8.60
Class I
Actual (15.14% return)	$1,000.00	$1,151.40	$4.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.38	$4.46
Class Q
Actual (15.12% return)	$1,000.00	$1,151.20	$6.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.14	$5.71

@	Expenses are equal to the Fund’s annualized expense ratios of 1.17%, 2.26%, 1.72%, 0.89%, and 1.14% for Class A, Class B, Class L, Class I, and Class Q shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The Adviser and Sub-Advisers together are referred to as the “Adviser” and the advisory, sub-advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2013, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In

Investment Advisory Agreement Approval (unaudited)  continued

addition to the management fee, the Board also reviewed the Fund’s total expense ratio. The Board noted that the Fund’s management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund’s (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading, and fees for trading, distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical

Investment Advisory Agreement Approval (unaudited)  continued

relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Global Infrastructure Fund

Portfolio of Investments■June 30, 2014 (unaudited)

NUMBER OF SHARES		VALUE

	Common Stocks (99.2%)
	Australia (6.6%)
	Airports
591,985	Sydney Airport	$2,355,655

	Diversified
2,945,640	DUET Group (a)	6,721,768

	Toll Roads
434,402	Macquarie Atlas Roads Group	1,339,455
1,770,812	Transurban Group (a)	12,339,723

		13,679,178

	Transmission & Distribution
1,619,707	Spark Infrastructure Group	2,825,509

	Total Australia	25,582,110

	Austria (1.4%)
	Airports
56,226	Flughafen Wien AG	5,235,339

	Brazil (1.8%)
	Toll Roads
144,400	CCR SA	1,176,375

	Water
543,798	Cia de Saneamento Basico do Estado de Sao Paulo ADR	5,829,514

	Total Brazil	7,005,889

	Canada (12.0%)
	Oil & Gas Storage & Transportation
398,545	Enbridge, Inc.	18,910,392
580,290	TransCanada Corp. (a)	27,697,080

	Total Canada	46,607,472

	China (4.2%)
	Diversified
836,000	China Everbright International Ltd. (b)	1,195,149
3,750,000	Guangdong Investment Ltd. (b)	4,325,583

		5,520,732

	Oil & Gas Storage & Transportation
319,500	Beijing Enterprises Holdings Ltd. (b)	3,023,757
828,000	China Gas Holdings Ltd. (b)	$1,717,878
332,000	ENN Energy Holdings Ltd. (b)	2,385,993

		7,127,628

	Ports
611,912	China Merchants Holdings International Co., Ltd. (b)	1,910,646

	Toll Roads
1,508,322	Jiangsu Expressway Co., Ltd., H Shares (b)	1,784,593

	Total China	16,343,599

	France (4.4%)
	Communications
294,900	Eutelsat Communications SA	10,246,594
176,544	SES SA	6,696,246

	Total France	16,942,840

	Germany (1.5%)
	Airports
82,370	Fraport AG Frankfurt Airport Services Worldwide	5,819,926

	Italy (5.5%)
	Oil & Gas Storage & Transportation
1,400,563	Snam SpA	8,438,282

	Toll Roads
382,528	Atlantia SpA	10,905,426

	Transmission & Distribution
402,498	Terna Rete Elettrica Nazionale SpA	2,122,994

	Total Italy	21,466,702

	Japan (1.7%)
	Oil & Gas Storage & Transportation
1,100,000	Tokyo Gas Co., Ltd.	6,428,113

	Netherlands (1.0%)
	Oil & Gas Storage & Transportation
75,568	Koninklijke Vopak N.V. (a)	3,694,068

	Spain (1.8%)
	Diversified
208,703	Ferrovial SA	4,648,164

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund

Portfolio of Investments■June 30, 2014 (unaudited)  continued

NUMBER OF SHARES		VALUE
	Transmission & Distribution
26,270	Red Electrica Corp., SA	$2,402,898

	Total Spain	7,051,062

	Switzerland (2.0%)
	Airports
12,586	Flughafen Zuerich AG (Registered)	7,734,968

	United Kingdom (8.8%)
	Transmission & Distribution
1,349,285	National Grid PLC	19,396,995

	Water
525,650	Pennon Group PLC	7,061,839
109,160	Severn Trent PLC	3,609,293
270,070	United Utilities Group PLC	4,076,584

		14,747,716

	Total United Kingdom	34,144,711

	United States (46.5%)
	Communications
198,130	American Tower Corp. REIT	17,827,737
172,376	Crown Castle International Corp.	12,800,642
59,411	SBA Communications Corp., Class A (c)	6,077,745

		36,706,124

	Diversified
80,150	CenterPoint Energy, Inc.	2,047,031

	Oil & Gas Storage & Transportation
32,050	Atmos Energy Corp.	1,711,470
91,400	Cheniere Energy, Inc. (c)	6,553,380
263,909	Enbridge Energy Management LLC (a)(c)	9,302,792
220,256	Kinder Morgan, Inc.	7,986,483
130,404	NiSource, Inc.	5,130,093
117,080	ONEOK, Inc.	7,970,806
73,047	Plains GP Holdings LP, Class A	2,336,774
88,319	SemGroup Corp., Class A	6,963,953
160,540	Sempra Energy	16,810,143
326,953	Spectra Energy Corp.	13,888,964
346,080	Williams Cos., Inc. (The)	20,145,317

		98,800,175

NUMBER OF SHARES		VALUE
	Ports
37,740	Union Pacific Corp.	$3,764,565

	Transmission & Distribution
427,358	ITC Holdings Corp.	15,590,020
162,355	Northeast Utilities	7,674,521
140,306	PG&E Corp.	6,737,494

		30,002,035

	Water
179,020	American Water Works Co., Inc.	8,852,539

	Total United States	180,172,469

	Total Common Stocks (Cost $257,775,671)	384,229,268

NUMBER OF SHARES (000)
	Short-Term Investments (7.2%)
	Securities held as Collateral on Loaned Securities (7.2%)
	Investment Company (5.9%)
22,780	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 6) (Cost $22,780,156)	22,780,156

PRINCIPAL AMOUNT (000)
	Repurchase Agreements (1.3%)
$2,361	Barclays Capital, Inc. (0.08%, dated 06/30/14, due 07/01/14; proceeds $2,360,602; fully collateralized by various U.S. Government agency securities; 3.50% –4.50% due 09/01/33 –06/20/44; valued at $2,407,809)	2,360,597

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund

Portfolio of Investments■June 30, 2014 (unaudited)  continued

PRINCIPAL AMOUNT (000)		Value
$2,962	BNP Paribas Securities Corp. (0.11%, dated 06/30/14, due 07/01/14; proceeds $2,962,327; fully collateralized by a U.S. Government agency security; 4.00% due 06/20/44; valued at $3,023,094)	$2,962,318

	Total Repurchase Agreements (Cost $5,322,915)	5,322,915

Total Short-Term Investments (Cost $28,103,071)		28,103,071

Total Investments (Cost $285,878,742)	106.4%	412,332,339
Liabilities in Excess of Other Assets	(6.4)	(24,983,274)

Net Assets	100.0%	$387,349,065

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
(a)	All or a portion of this security was on loan at June 30, 2014.
(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.

Summary of Investments

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Oil & Gas Storage & Transportation	$171,095,738		44.5%
Transmission & Distribution	56,750,431		14.8
Communications	53,648,964		14.0
Water	29,429,769		7.6
Toll Roads	27,545,572		7.2
Airports	21,145,888		5.5
Diversified	18,937,695		4.9
Ports	5,675,211		1.5

	$384,229,268	*	100.0%

*	Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund

Financial Statements

Statement of Assets and Liabilities  June 30, 2014 (unaudited)

Assets:
Investments in securities, at value (cost $263,098,586) (Including $54,225,861 for securities loaned)	$389,552,183
Investment in affiliate, at value (cost $22,780,156 )	22,780,156

Total investments in securities, at value (cost $285,878,742)	412,332,339
Cash (including foreign currency valued at $433,441 with a cost of $429,022)	1,947,711
Receivable for:
Dividends	2,088,363
Investments sold	1,918,489
Foreign withholding taxes reclaimed	33,899
Shares of beneficial interest sold	1,309
Dividends from affiliate	47
Prepaid expenses and other assets	69,437

Total Assets	418,391,594

Liabilities:
Collateral on securities loaned, at value	29,877,159
Payable for:
Shares of beneficial interest redeemed	519,532
Advisory fee	184,054
Transfer agent fee	139,004
Distribution fee	81,703
Administration fee	25,864
Accrued expenses and other payables	215,213

Total Liabilities	31,042,529

Net Assets	$387,349,065

Composition of Net Assets:
Paid-in-capital	$243,827,242
Net unrealized appreciation	126,477,151
Accumulated undistributed net investment income	3,610,240
Accumulated undistributed net realized gain	13,434,432

Net Assets	$387,349,065

Class A Shares:
Net Assets	$95,693,502
Shares Outstanding (unlimited shares authorized, $0.01 par value)	10,840,501
Net Asset Value Per Share	$8.83

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$9.32

Class B Shares:
Net Assets	$1,342,843
Shares Outstanding (unlimited shares authorized, $0.01 par value)	147,887
Net Asset Value Per Share	$9.08

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund

Financial Statements  continued

Statement of Assets and Liabilities  June 30, 2014 (unaudited)  continued

Class L Shares:
Net Assets	$7,397,028
Shares Outstanding (unlimited shares authorized, $0.01 par value)	828,977
Net Asset Value Per Share	$8.92

Class I Shares:
Net Assets	$3,461,605
Shares Outstanding (unlimited shares authorized, $0.01 par value)	394,768
Net Asset Value Per Share	$8.77

Class Q Shares:
Net Assets	$279,454,087
Shares Outstanding (unlimited shares authorized, $0.01 par value)	31,029,899
Net Asset Value Per Share	$9.01

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund

Financial Statements  continued

Statement of Operations  For the six months ended June 30, 2014 (unaudited)

Net Investment Income:
Income
Dividends (net of $531,830 foreign withholding tax)	$5,860,916
Income from securities loaned – net	103,866
Interest	10,968
Dividends from affiliate (Note 6)	738

Total Income	5,976,488

Expenses
Advisory fee (Note 3)	1,032,633
Distribution fee (Class A shares) (Note 4)	111,774
Distribution fee (Class B shares) (Note 4	6,502
Distribution fee (Class L shares) (Note 4)	26,161
Distribution fee (Class Q shares) (Note 4)	314,025
Administration fee (Note 3)	144,931
Sub transfer agent fees and expenses (Class A share)	40,537
Sub transfer agent fees and expenses (Class B shares)	1,267
Sub transfer agent fees and expenses (Class L shares)	3,906
Sub transfer agent fees and expenses (Class I shares)	268
Sub transfer agent fees and expenses (Class Q shares)	88,927
Shareholder reports and notices	130,086
Professional fees	54,844
Transfer agent fees and expenses	12,446
Transfer agent fees and expenses (Class A shares)	10,208
Transfer agent fees and expenses (Class B shares)	1,628
Transfer agent fees and expenses (Class L shares)	1,519
Transfer agent fees and expenses (Class I shares)	911
Transfer agent fees and expenses (Class Q shares)	26,069
Registration fees	37,336
Custodian fees	33,464
Trustees’ fees and expenses	6,739
Other	12,621

Total Expenses	2,098,802
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(3,439)

Net Expenses	2,095,363

Net Investment Income	3,881,125

Realized and Unrealized Gain (Loss):
Realized Gain on:
Investments	15,736,245
Foreign currency translation	1,838

Net Realized Gain	15,738,083

Change in Unrealized Appreciation (Depreciation) on:
Investments	32,054,068
Foreign currency translation	4,009

Net Change in Unrealized Appreciation (Depreciation)	32,058,077

Net Gain	47,796,160

Net Increase	$51,677,285

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund

Financial Statements  continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2014	FOR THE YEAR ENDED DECEMBER 31, 2013
	(unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment income	$3,881,125	$6,921,417
Net realized gain	15,738,083	39,914,510
Net change in unrealized appreciation (depreciation)	32,058,077	12,263,467

Net Increase	51,677,285	59,099,394

Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(104,602)	(1,772,429)
Class B shares	(1,442)	(13,522)
Class L shares	(7,995)	(97,700)
Class I shares	(3,798)	(57,839)
Class Q shares	(300,181)	(5,126,405)
Net realized gain
Class A shares	(2,345,751)	(9,439,032)
Class B shares	(32,335)	(149,796)
Class L shares	(179,290)	(731,517)
Class I shares	(85,183)	(269,124)
Class Q shares	(6,731,703)	(27,045,390)

Total Dividends and Distributions	(9,792,280)	(44,702,754)

Net decrease from transactions in shares of beneficial interest	(13,458,104)	(12,745,222)

Net Increase	28,426,901	1,651,418

Net Assets:
Beginning of period	358,922,164	357,270,746

End of Period
(Including accumulated undistributed net investment income of $3,610,240 and $147,133, respectively)	$387,349,065	$358,922,164

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund

Notes to Financial Statements■June 30, 2014 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Global Infrastructure Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund’s investment objective is to seek to provide both capital appreciation and current income. The Fund was organized as a Massachusetts business trust on December 8, 1987 and commenced operations on April 29, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares and Class I shares. The Fund’s Class Q shares are closed to new investments (except dividend reinvestments). The five classes are substantially the same except, most Class A shares are subject to a sales charge imposed at the time of purchase and most Class B shares and Class Q shares are subject to a contingent deferred sales charge imposed on shares redeemed within six years. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares and Class Q shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter [“OTC”] market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain

Morgan Stanley Global Infrastructure Fund

Notes to Financial Statements■June 30, 2014 (unaudited)  continued

portfolio securities may be valued by an outside pricing service approved by the Trustees; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss), and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

Morgan Stanley Global Infrastructure Fund

Notes to Financial Statements■June 30, 2014 (unaudited)  continued

D. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company (“State Street”), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as “Income from Securities Loaned-Net” in the Fund’s Statement of Operations.

The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2014.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
GROSS ASSET AMOUNT PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$54,225,861(a)	$—	$(54,225,861	)(b)(c)	$0

(a)	Represents market value of loaned securities at period end.
(b)	The Fund received cash collateral of $29,877,159, of which $28,103,071 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2014 there was uninvested cash of $1,774,088, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $26,746,450 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(c)	The actual collateral received is greater than the amount shown here due to overcollateralization.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—	investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—	investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of

Morgan Stanley Global Infrastructure Fund

Notes to Financial Statements■June 30, 2014 (unaudited)  continued

securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability

Morgan Stanley Global Infrastructure Fund

Notes to Financial Statements■June 30, 2014 (unaudited)  continued

developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Common Stocks
Airports	$21,145,888	$—	$—	$21,145,888
Communications	53,648,964	—	—	53,648,964
Diversified	18,937,695	—	—	18,937,695
Oil & Gas Storage & Transportation	171,095,738	—	—	171,095,738
Ports	5,675,211	—	—	5,675,211
Toll Roads	27,545,572	—	—	27,545,572
Transmission & Distribution	56,750,431	—	—	56,750,431
Water	29,429,769	—	—	29,429,769
Total Common Stocks	384,229,268	—	—	384,229,268
Short-Term Investments
Investment Company	22,780,156	—	—	22,780,156
Repurchase Agreements	—	5,322,915	—	5,322,915
Total Short-Term Investments	22,780,156	5,322,915	—	28,103,071
Total Assets	$407,009,424	$5,322,915	$—	$412,332,339

Morgan Stanley Global Infrastructure Fund

Notes to Financial Statements■June 30, 2014 (unaudited)  continued

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2014, the Fund did not have any investments transfer between investment levels.

3. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.57% to the portion of the daily net assets not exceeding $500 million; 0.47% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.345% to the portion of the daily net assets exceeding $5 billion. For the six months ended June 30, 2014, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.57% of the Fund’s daily net assets.

Under the Sub-Advisory Agreement between the Adviser and the Sub-Advisers, the Sub-Advisers provide the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund’s Officers and Trustees. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Morgan Stanley Services Company Inc. was the Fund’s Administrator. Effective January 1, 2014, the Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund’s daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

4. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of the Adviser/Administrator and Sub-Advisers. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.00% of the average daily net assets of Class B shares; (iii) Class L — up to 0.75% of the average daily net assets of Class L shares; and (iv) Class Q — up to 0.26% of the average daily net assets of Class Q shares.

Morgan Stanley Global Infrastructure Fund

Notes to Financial Statements■June 30, 2014 (unaudited)  continued

The Distributor has agreed to permanently cap the 12b-1 fee for the Class Q shares at 0.24% of the average daily net assets of Class Q. For the six months ended June 30, 2014, the distribution fee was accrued for Class Q shares at the annual rate of 0.24%.

In the case of Class B shares and Class Q shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares and Class Q shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,174,324 and $10,847, for Class B shares and Class Q shares, respectively, at June 30, 2014. For the six months ended June 30, 2014, the distribution fee was accrued for Class B at an annual rate of 1.00%.

In the case of Class A shares and Class L shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A shares or Class L shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2014, the distribution fee was accrued for Class A shares and Class L shares at the annual rate of 0.25% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2014, it received contingent deferred sales charges from certain redemptions of the Fund’s Class B shares and Class Q shares of $76 and $4,821, respectively, and received $1,849 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

5. Dividend Disbursing and Transfer Agent

The Fund’s dividend disbursing and transfer agent is Boston Financial Data Services, Inc. (“BFDS”). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

6. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2014, aggregated $63,889,711 and $69,136,013, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly, and as a

Morgan Stanley Global Infrastructure Fund

Notes to Financial Statements■June 30, 2014 (unaudited)  continued

portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2014, advisory fees paid were reduced by $3,439 relating to the Fund’s investment in the Liquidity Funds.

A summary of the Fund’s transactions in shares of the Liquidity Funds during the six months ended June 30, 2014 is as follows:

VALUE DECEMBER 31, 2013	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE JUNE 30, 2014
$51,038,755	$58,596,623	$86,855,222	$738	$22,780,156

For the six months ended June 30, 2014, the Fund incurred brokerage commissions of $2,585 with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator, Sub-Advisers and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2014, included in “Trustees’ fees and expenses” in the Statement of Operations amounted to $2,069. At June 30, 2014, the Fund had an accrued pension liability of $58,158, which is included in “Accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Global Infrastructure Fund

Notes to Financial Statements■June 30, 2014 (unaudited)  continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2014		FOR THE YEAR ENDED DECEMBER 31, 2013
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	44,421	$372,869	122,641	$985,888
Conversion from Class B	16,500	133,034	81,920	667,576
Reinvestment of dividends and distributions	272,982	2,380,405	1,400,800	10,851,652
Redeemed	(765,883)	(6,309,333)	(1,895,882)	(15,427,420)

Net decrease – Class A	(431,980)	(3,423,025)	(290,521)	(2,922,304)

CLASS B SHARES
Sold	3,034	25,889	3,589	30,320
Conversion to Class A	(15,996)	(133,034)	(79,979)	(667,576)
Reinvestment of dividends and distributions	3,535	31,710	19,280	153,955
Redeemed	(7,579)	(65,726)	(39,705)	(326,992)

Net decrease – Class B	(17,006)	(141,161)	(96,815)	(810,293)

CLASS L SHARES
Sold	6,827	56,302	17,679	144,495
Reinvestment of dividends and distributions	21,099	185,881	104,763	821,322
Redeemed	(67,907)	(569,545)	(192,344)	(1,576,756)

Net decrease – Class L	(39,981)	(327,362)	(69,902)	(610,939)

CLASS I SHARES
Sold	70,587	584,674	61,006	498,596
Reinvestment of dividends and distributions	10,275	88,981	42,420	326,197
Redeemed	(24,110)	(199,759)	(61,340)	(503,780)

Net increase – Class I	56,752	473,896	42,086	321,013

CLASS Q SHARES
Reinvestment of distributions	772,323	6,865,951	3,969,850	31,335,686
Redeemed	(2,005,056)	(16,906,403)	(4,833,938)	(40,058,385)

Net decrease – Class Q	(1,232,733)	(10,040,452)	(864,088)	(8,722,699)

Net decrease in Fund	(1,664,948)	$(13,458,104)	(1,279,240)	$(12,745,222)

The Trustees approved, effective February 25, 2013, the suspension of the continuous offering of Class B shares to new and existing shareholders.

Morgan Stanley Global Infrastructure Fund

Notes to Financial Statements■June 30, 2014 (unaudited)  continued

8. Federal Income Tax Status

It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in ‘‘Other Expenses” in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 DISTRIBUTIONS PAID FROM:		2012 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$8,391,910	$36,310,844	$7,500,008	$23,918,101

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley Global Infrastructure Fund

Notes to Financial Statements■June 30, 2014 (unaudited)  continued

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the Fund’s components of net assets at December 31, 2013:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$657	$(657)	$ —

At December 31, 2013, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$939,853	$8,852,109

At June 30, 2014, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $127,302,110 and the aggregate gross unrealized depreciation is $848,513 resulting in net unrealized appreciation of $126,453,597.

9. Risks Relating to Certain Financial Instruments

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Morgan Stanley Global Infrastructure Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30, 2014		FOR THE YEAR ENDED DECEMBER 31,
			2013		2012		2011		2010^		2009^
	(unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period	$7.88		$7.64		$7.07		$6.37		$6.16		$5.46

Income from investment operations:
Net investment income(1)	0.09		0.16		0.17		0.15		0.15		0.17
Net realized and unrealized gain	1.09		1.16		1.12		0.88		0.27		0.74

Total income from investment operations	1.18		1.32		1.29		1.03		0.42		0.91

Less dividends and distributions from:
Net investment Income	(0.01)		(0.17)		(0.17)		(0.16)		(0.21)		(0.21)
Net realized gain	(0.22)		(0.91)		(0.55)		(0.17)		—		—

Total dividends and distributions	(0.23)		(1.08)		(0.72)		(0.33)		(0.21)		(0.21)

Net asset value, end of period	$8.83		$7.88		$7.64		$7.07		$6.37		$6.16

Total Return(2)	15.02	%(6)	17.78%		18.45%		16.27%		6.84%		16.97%

Ratios to Average Net Assets:
Net expenses	1.17	%(3)(4)(7)	1.13	%(3)	1.11	%(3)(4)	1.14	%(3)(4)	1.18	%(3)(4)	1.22	%(3)(4)
Net investment income	2.13	%(3)(4)(7)	1.92	%(3)	2.28	%(3)(4)	2.24	%(3)(4)	2.44	%(3)(4)	3.08	%(3)(4)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)

Supplemental Data:
Net assets, end of period, in thousands	$95,694		$88,821		$88,330		$86,249		$89,082		$102,344
Portfolio turnover rate	18	%(6)	25%		28%		36%		149%		382%

^	Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund

Financial Highlights  continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2014		FOR THE YEAR ENDED DECEMBER 31,
			2013		2012		2011		2010^		2009^
	(unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period	$8.14		$7.85		$7.24		$6.50		$6.26		$5.54

Income from investment operations:
Net investment income(1)	0.04		0.09		0.12		0.10		0.10		0.13
Net realized and unrealized gain	1.13		1.19		1.14		0.90		0.28		0.75

Total income from investment operations	1.17		1.28		1.26		1.00		0.38		0.88

Less dividends and distributions from:
Net investment income	(0.01)		(0.08)		(0.10)		(0.09)		(0.14)		(0.16)
Net realized gain	(0.22)		(0.91)		(0.55)		(0.17)		—		—

Total dividends and distributions	(0.23)		(0.99)		(0.65)		(0.26)		(0.14)		(0.16)

Net asset value, end of period	$9.08		$8.14		$7.85		$7.24		$6.50		$6.26

Total Return(2)	14.42	%(6)	16.74%		17.53%		15.35%		6.21%		16.04%

Ratios to Average Net Assets:
Net expenses	2.26	%(3)(4)(7)	1.94	%(3)	1.86	%(3)(4)	1.89	%(3)(4)	1.93	%(3)(4)	1.97	%(3)(4)
Net investment income	1.04	%(3)(4)(7)	1.05	%(3)	1.53	%(3)(4)	1.49	%(3)(4)	1.69	%(3)(4)	2.33	%(3)(4)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)

Supplemental Data:
Net assets, end of period, in thousands	$1,343		$1,343		$2,054		$3,022		$5,618		$9,174
Portfolio turnover rate	18	%(6)	25%		28%		36%		149%		382%

^	Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund

Financial Highlights  continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2014		FOR THE YEAR ENDED DECEMBER 31,
			2013		2012		2011		2010^		2009^
	(unaudited)
Class L Shares
Selected Per Share Data:

Net asset value, beginning of period	$7.98		$7.73		$7.14		$6.44		$6.21		$5.51

Income from investment operations:
Net investment income(1)	0.07		0.11		0.12		0.12		0.10		0.13
Net realized and unrealized gain	1.10		1.17		1.13		0.87		0.28		0.75

Total income from investment operations	1.17		1.28		1.25		0.99		0.38		0.88

Less dividends and distributions from:
Net investment income	(0.01)		(0.12)		(0.11)		(0.12)		(0.15)		(0.18)
Net realized gain	(0.22)		(0.91)		(0.55)		(0.17)		—		—

Total dividends and distributions	(0.23)		(1.03)		(0.66)		(0.29)		(0.15)		(0.18)

Net asset value, end of period	$8.92		$7.98		$7.73		$7.14		$6.44		$6.21

Total Return(2)	14.71	%(6)	17.04%		17.70%		15.42%		6.17%		16.18%

Ratios to Average Net Assets:
Net expenses	1.72	%(3)(4)(7)	1.68	%(3)	1.85	%(3)(4)	1.68	%(3)(4)	1.93	%(3)(4)	1.97	%(3)(4)
Net investment income	1.58	%(3)(4)(7)	1.36	%(3)	1.54	%(3)(4)	1.70	%(3)(4)	1.69	%(3)(4)	2.33	%(3)(4)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)

Supplemental Data:
Net assets, end of period, in thousands	$7,397		$6,938		$7,254		$7,275		$7,642		$10,517
Portfolio turnover rate	18	%(6)	25%		28%		36%		149%		382%

^	Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund

Financial Highlights  continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2014		FOR THE YEAR ENDED DECEMBER 31,
			2013		2012		2011		2010^		2009^
	(unaudited)
Class I Shares
Selected Per Share Data:

Net asset value, beginning of period	$7.82		$7.59		$7.02		$6.34		$6.12		$5.43

Income from investment operations:
Net investment income(1)	0.10		0.18		0.19		0.17		0.17		0.18
Net realized and unrealized gain	1.08		1.15		1.12		0.86		0.27		0.74

Total income from investment operations	1.18		1.33		1.31		1.03		0.44		0.92

Less dividends and distributions from:
Net investment income	(0.01)		(0.19)		(0.19)		(0.18)		(0.22)		(0.23)
Net realized gain	(0.22)		(0.91)		(0.55)		(0.17)		—		—

Total dividends and distributions	(0.23)		(1.10)		(0.74)		(0.35)		(0.22)		(0.23)

Net asset value, end of period	$8.77		$7.82		$7.59		$7.02		$6.34		$6.12

Total Return(2)	15.14	%(6)	18.08%		18.88%		16.33%		7.33%		17.14%

Ratios to Average Net Assets:
Net expenses	0.89	%(3)(4)(7)	0.87	%(3)	0.86	%(3)(4)	0.89	%(3)(4)	0.93	%(3)(4)	0.97	%(3)(4)
Net investment income	2.41	%(3)(4)(7)	2.19	%(3)	2.53	%(3)(4)	2.49	%(3)(4)	2.69	%(3)(4)	3.33	%(3)(4)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)

Supplemental Data:
Net assets, end of period, in thousands	$3,462		$2,642		$2,245		$2,108		$3,963		$2,950
Portfolio turnover rate	18	%(6)	25%		28%		36%		149%		382%

^	Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund

Financial Highlights  continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2014		FOR THE YEAR ENDED DECEMBER 31,
			2013		2012		2011		2010^		2009^
	(unaudited)
Class Q Shares
Selected Per Share Data:

Net asset value, beginning of period	$8.03		$7.77		$7.18		$6.47		$6.25		$5.53

Income from investment operations:
Net investment income(1)	0.09		0.16		0.18		0.16		0.15		0.17
Net realized and unrealized gain	1.12		1.18		1.13		0.88		0.28		0.76

Total income from investment operations	1.21		1.34		1.31		1.04		0.43		0.93

Less dividends and distributions from:
Net investment income	(0.01)		(0.17)		(0.17)		(0.16)		(0.21)		(0.21)
Net realized gain	(0.22)		(0.91)		(0.55)		(0.17)		—		—

Total dividends and distributions	(0.23)		(1.08)		(0.72)		(0.33)		(0.21)		(0.21)

Net asset value, end of period	$9.01		$8.03		$7.77		$7.18		$6.47		$6.25

Total Return(2)	15.12	%(6)	17.76%		18.45%		16.18%		6.91%		17.12%

Ratios to Average Net Assets:
Net expenses	1.14	%(3)(4)(7)	1.11	%(3)	1.10	%(3)(4)	1.13	%(3)(4)	1.17	%(3)(4)	1.21	%(3)(4)
Net investment income	2.16	%(3)(4)(7)	1.93	%(3)	2.29	%(3)(4)	2.25	%(3)(4)	2.45	%(3)(4)	3.09	%(3)(4)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)

Supplemental Data:
Net assets, end of period, in thousands	$279,454		$259,179		$257,387		$253,096		$260,051		$299,176
Portfolio turnover rate	18	%(6)	25%		28%		36%		149%		382%

^	Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Global Infrastructure Fund

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds (“us”, “our”, “we”).

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This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates’ use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as “personal information.” We also use the term “affiliated company” in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

Morgan Stanley Global Infrastructure Fund

U.S. Privacy Policy (unaudited)  continued

1.  What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•

We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.    We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.    We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

Morgan Stanley Global Infrastructure Fund

U.S. Privacy Policy (unaudited)  continued

3.  How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

6.  How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies’ use of personal information for marketing purposes, as described in this notice, you may do so by:

•	Calling us at (800) 548-7786

Monday-Friday between 8 a.m. and 5 p.m. (EST)

Morgan Stanley Global Infrastructure Fund

U.S. Privacy Policy (unaudited)  continued

•	Writing to us at the following address:

Boston Financial Data Services, Inc.

c/o Privacy Coordinator

P.O. Box 219804

Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies’ use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies’ products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Morgan Stanley Global Infrastructure Fund

U.S. Privacy Policy (unaudited)  continued

Special Notice to Residents of Vermont

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9.	Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

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Item 11.	Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Infrastructure Fund

/s/ John H. Gernon

John H. Gernon
Principal Executive Officer
August 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2014

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